Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 PEN (S/) Clients	Dec. 31, 2022 PEN (S/) Clients
Statement [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund	S/ 18,668,431,000	S/ 18,368,816,000
Deposit insurance fund for each client coverage	S/ 123,810	S/ 125,603
Act No 31480 [Member]
Statement [Line Items]
Number of clients | Clients	308,000	261,000
Total amount withdrawn	S/ 1,061,734,000	S/ 767,470,000
Percentage of severance indemnity deposits accumulated until the date of the withdrawal	100.00%